Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)	The following table presents information on the location and amounts of derivative instruments gains and losses:

		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income Statement	2021	2020	2019
Warrants	Other income, net	$15,689	$—	$—
Phantom Interests in Net Income	Other income, net	—	(3,069)	(478)
Phantom Interests in Net Income	General and administrative	2,328	—	—
Option	General and administrative	(662)	—	—
Total		$17,355	$(3,069)	$(478)